SHARE-BASED COMPENSATION - Option assumptions and Activity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Number of Options
Exercised (in shares)			(609,224)
Share options
Share based compensation
Suboptimal exercise factor				4.16
Risk-free interest rate, minimum (as a percent)				1.49%
Risk-free interest rate, maximum (as a percent)				1.74%
Volatility, minimum (as a percent)				38.88%
Volatility, maximum (as a percent)				39.25%
Life of option				6 years
Number of Options
Share options outstanding at the beginning of the period (in shares)		2,656,244
Forfeited (in shares)		(2,296)
Exercised (in shares)		(609,224)	(684,632)	(1,528,104)
Share options outstanding at the end of the period (in shares)		2,044,724	2,656,244
Share options vested or expected to vest (in shares)	2,026,971				2,026,971
Share options exercisable (in shares)	1,969,391				1,969,391
Weighted Average Exercise Price
Share options outstanding at the beginning of the period (in dollars per shares) | $ / shares	$ 2.15
Forfeited (in dollars per shares) | $ / shares	1.82
Exercised (in dollars per shares) | $ / shares	2.25
Share options outstanding at the end of the period (in dollars per shares) | $ / shares	2.12
Share options vested or expected to vest (in dollars per shares) | $ / shares	2.09
Share options exercisable (in dollars per shares) | $ / shares	$ 2.01
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Share options outstanding, Weighted average remaining contractual life		1 year 5 months 12 days
Share options vested or expected to vest, Weighted average remaining contractual life		1 year 5 months 9 days
Share options exercisable, Weighted average remaining contractual life		1 year 4 months 17 days
Share options outstanding, Aggregate intrinsic value | $	$ 69,500
Share options vested or expected to vest, Aggregate intrinsic value | $	68,950
Share options exercisable, Aggregate intrinsic value | $	$ 67,148
Total unrecognized compensation expense | ¥					¥ 844
Weighted-average period for recognition of unrecognized compensation costs		1 year 26 days
Aggregate intrinsic value of options exercised | ¥		¥ 77,302	¥ 40,717	¥ 46,433